Note 18 - Income Taxes - Provision (Recovery) for Income Taxes from the Expected Provision at the Statutory Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 01, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Income before income taxes	$ 48,035	$ 48,033	$ 39,510	$ 34,748
Combined basic Canadian statutory rates		26.50%	26.50%	26.50%
Income tax expense based on the above rates		$ 12,729	$ 10,470	$ 9,207
Permanent differences including amortization of intangible assets		(673)	(133)	(1,870)
Effect of differences between Canadian and foreign tax rates		(274)	(172)	595
Effect of rate changes on current year timing differences		(609)	(245)	(571)
Adjustments relating to previous periods		94	(973)	(152)
Increase (decrease) in accruals for uncertain tax positions		(1,042)	(515)	1,954
Valuation allowance		692	(344)	(1,564)
Stock based compensation		352	231	(135)
Deferred tax charges				179
Other, including foreign exchange		(231)	(86)	226
Income tax expense	$ 11,038	$ 11,038	$ 8,233	$ 7,869